American Century Investments®
Quarterly Portfolio Holdings
Focused Large Cap Value Fund
June 30, 2024

Focused Large Cap Value - Schedule of Investments
JUNE 30, 2024 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 97.4%
Aerospace and Defense — 1.7%
RTX Corp.	551,067	55,321,616
Air Freight and Logistics — 3.6%
United Parcel Service, Inc., Class B	866,716	118,610,085
Banks — 5.8%
JPMorgan Chase & Co.	506,829	102,511,233
Truist Financial Corp.	2,312,062	89,823,609
		192,334,842
Beverages — 1.5%
Heineken NV	511,527	49,488,188
Capital Markets — 5.4%
Bank of New York Mellon Corp.	1,264,729	75,744,620
BlackRock, Inc.	55,551	43,736,413
Charles Schwab Corp.	783,457	57,732,946
		177,213,979
Communications Equipment — 3.4%
Cisco Systems, Inc.	927,493	44,065,192
F5, Inc.(1)	397,969	68,542,201
		112,607,393
Construction Materials — 1.6%
CRH PLC	690,247	51,754,720
Containers and Packaging — 2.1%
Packaging Corp. of America	221,102	40,364,381
Sonoco Products Co.	577,248	29,278,019
		69,642,400
Diversified Telecommunication Services — 2.2%
Verizon Communications, Inc.	1,748,883	72,123,935
Electric Utilities — 4.5%
Duke Energy Corp.	1,492,757	149,619,034
Electronic Equipment, Instruments and Components — 1.7%
TE Connectivity Ltd.	367,047	55,214,880
Financial Services — 2.0%
Berkshire Hathaway, Inc., Class B(1)	159,717	64,972,876
Food Products — 5.0%
Conagra Brands, Inc.	1,691,099	48,061,033
General Mills, Inc.	877,242	55,494,329
Mondelez International, Inc., Class A	923,575	60,438,748
		163,994,110
Gas Utilities — 2.7%
Atmos Energy Corp.	751,440	87,655,476
Ground Transportation — 3.6%
Norfolk Southern Corp.	545,587	117,132,073
Health Care Equipment and Supplies — 10.7%
Becton Dickinson & Co.	245,777	57,440,543
Medtronic PLC	2,078,927	163,632,344
Zimmer Biomet Holdings, Inc.	1,204,524	130,726,990
		351,799,877
Health Care Providers and Services — 5.7%
Henry Schein, Inc.(1)	1,137,601	72,920,224
Quest Diagnostics, Inc.	356,119	48,745,569
UnitedHealth Group, Inc.	130,953	66,689,125
		188,354,918

Household Products — 3.7%
Colgate-Palmolive Co.	506,845	49,184,239
Kimberly-Clark Corp.	528,573	73,048,788
		122,233,027
Insurance — 5.0%
Allstate Corp.	342,246	54,642,996
Marsh & McLennan Cos., Inc.	197,008	41,513,526
Reinsurance Group of America, Inc.	340,680	69,931,384
		166,087,906
Oil, Gas and Consumable Fuels — 7.3%
Enterprise Products Partners LP	3,011,554	87,274,835
Exxon Mobil Corp.	685,971	78,968,982
TotalEnergies SE, ADR	1,123,431	74,910,379
		241,154,196
Personal Care Products — 6.1%
Kenvue, Inc.	5,234,820	95,169,027
Unilever PLC, ADR	1,917,428	105,439,366
		200,608,393
Pharmaceuticals — 9.3%
Johnson & Johnson	1,662,182	242,944,521
Roche Holding AG	232,592	64,441,641
		307,386,162
Semiconductors and Semiconductor Equipment — 2.8%
Analog Devices, Inc.	397,160	90,655,742
TOTAL COMMON STOCKS (Cost $2,819,627,069)		3,205,965,828
SHORT-TERM INVESTMENTS — 2.7%
Money Market Funds — 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class	436,637	436,637
Repurchase Agreements — 2.7%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 2.00%, 8/15/25, valued at $5,813,811), in a joint trading account at 5.29%, dated 6/28/24, due 7/1/24 (Delivery value $5,697,857)		5,695,346
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 4.50% - 4.625%, 11/15/33 - 2/15/40, valued at $62,255,881), at 5.30%, dated 6/28/24, due 7/1/24 (Delivery value $61,061,957)		61,035,000
TD Securities (USA) LLC, (collateralized by various U.S. Treasury obligations, 0.625% - 4.125%, 3/31/27 - 5/15/31, valued at $23,275,407), at 5.29%, dated 6/28/24, due 7/1/24 (Delivery value $22,819,055)		22,809,000
		89,539,346
TOTAL SHORT-TERM INVESTMENTS (Cost $89,975,983)		89,975,983
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $2,909,603,052)		3,295,941,811
OTHER ASSETS AND LIABILITIES — (0.1)%		(3,270,121)
TOTAL NET ASSETS — 100.0%		$3,292,671,690

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	28,096,958	CHF	24,836,362	Morgan Stanley	9/27/24	$164,781
USD	28,116,266	CHF	24,836,362	UBS AG	9/27/24	184,088
USD	26,999,197	EUR	25,023,005	Bank of America N.A.	9/27/24	89,083
USD	26,986,910	EUR	25,023,005	Citibank N.A.	9/27/24	76,796
USD	27,015,286	EUR	25,023,005	Morgan Stanley	9/27/24	105,173
USD	26,999,072	EUR	25,023,005	UBS AG	9/27/24	88,958
USD	92,048,286	GBP	72,488,098	Goldman Sachs & Co.	9/27/24	357,762
						$1,066,641

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
CHF	–	Swiss Franc
EUR	–	Euro
GBP	–	British Pound
USD	–	United States Dollar
(1)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$3,092,035,999	$113,929,829	—
Short-Term Investments	436,637	89,539,346	—
	$3,092,472,636	$203,469,175	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$1,066,641	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.